Operating Segment Information	12 Months Ended
Dec. 31, 2023
Operating Segment Information [Abstract]
OPERATING SEGMENT INFORMATION
4.	OPERATING SEGMENT INFORMATION

The Group has six reportable segments based on geographic areas, namely Hong Kong, Singapore, Philippines, Taiwan, Malaysia and Other Asia. Each of these geographic segments operates an online financial comparison platform with their respective local market brand. Each geographical segment has different regulatory, political and economic environments for which its financial performance is influenced by market factors and strategic initiatives. Furthermore, each geographic segment represents a business in different stages of development with Hong Kong and Singapore being the most mature. No operating segments have been aggregated to form the above reportable operating segments.

Management monitors the results of the Group’s operating segments separately for the purpose of assessing performance and making decisions about resource allocations. Segment performance is evaluated based on reportable segment results which is a measure of operating loss before tax.

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2023
Segment revenue
Sales to external customers	26,947,177	32,069,713	14,169,389	6,742,747	738,053	4,002	-	80,671,081

Segment profit/(loss)	680,500	(1,579,640)	768,659	(826,446)	(485,596)	(105,546)	(5,216,442)	(6,764,511)
Reconciliation:
Interest income								872,503
Finance costs								(19,028,007)
Depreciation and amortization								(7,164,677)
Impairment of intangible assets								(3,105,507)
Equity-settled share option expense								(6,629,044)
Other long-term employee benefits expense								(109,702)
Changes in fair value of financial instruments								(57,333,432)
Share-based payment on listing								(67,027,178)
Transaction expenses								(6,643,367)
Other equity-settled transactions								(500,000)
Unrealized foreign exchange differences, net								895,392

Loss before tax								(172,537,530)

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2022
Segment revenue
Sales to external customers	22,247,140	23,467,954	9,857,822	11,027,139	1,282,194	250,007	-	68,132,256

Segment loss	(283,904)	(2,035,946)	(1,327,478)	(1,160,908)	(1,877,997)	(1,353,876)	(8,541,112)	(16,581,221)
Reconciliation:
Interest income								28,043
Finance costs								(7,800,597)
Depreciation and amortization								(4,788,750)
Impairment of goodwill								(4,382,926)
Impairment of intangible assets								(1,450,781)
Equity-settled share option expense								(14,430,835)
Other long-term employee benefits credit								4,951,482
Changes in fair value of financial instruments								(1,101,484)
Gain on derecognition of convertible loans and bridge loan								135,031
Other equity-settled transactions								(882,115)
Unrealized foreign exchange differences, net								(3,389,441)

Loss before tax								(49,693,594)

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2021
Segment revenue
Sales to external customers	18,189,703	22,838,695	6,051,517	13,401,188	1,270,665	130,713	-	61,882,481

Segment loss	(202,027)	(1,359,574)	(1,050,578)	(264,321)	(1,764,853)	(1,595,476)	(7,106,805)	(13,343,634)
Reconciliation:
Interest income								14,734
Finance costs								(1,702,457)
Depreciation and amortization								(3,900,348)
Equity-settled share option expense								(9,352,862)
Other long-term employee benefits credit								240,028
Changes in fair value of financial instruments								(178,859)
Unrealized foreign exchange differences, net								(2,746,780)

Loss before tax								(30,970,178)